CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income/(loss)	$ (32,936)	$ 83,905	$ (366,195)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	107,757	115,228	129,045
Amortization of deferred drydocking and special survey costs	9,237	6,748	5,528
Impairment losses	210,715		444,502
Amortization of finance costs	11,771	11,153	12,652
Exit fee accrued on debt	2,059	3,169	3,447
Debt discount amortization	3,186
Gain on debt extinguishment	(116,365)
PIK interest	1,433
Bad debt expense			15,834
Loss on sale of securities		2,357	12,906
Payments for drydocking and special survey costs deferred	(13,306)	(7,511)	(8,976)
Loss on sale of vessels			36
Stock based compensation	1,006		76
Amortization of deferred realized losses on interest rate swaps	5,137	3,694	11,734
Unrealized gains on derivatives			(4,649)
Equity income/(loss) on investments	(1,365)	(965)	16,252
(Increase)/Decrease in
Accounts receivable	(2,723)	(2,544)	(13,210)
Inventories	(43)	2,554	(355)
Prepaid expenses	20	117	(654)
Due from related parties	16,037	(1,404)	(13,596)
Other assets, current and non-current	(13,728)	(9,099)	(5,455)
Increase/(Decrease) in
Accounts payable	(894)	215	(383)
Accrued liabilities	(3,456)	(238)	1,450
Unearned revenue, current and long-term	(17,529)	(19,301)	26,501
Other liabilities, current and long-term	(1,327)	(7,005)	(4,523)
Net cash provided by operating activities	164,686	181,073	261,967
Cash flows from investing activities
Vessels additions	(2,830)	(4,478)	(4,561)
Advances for vessels additions	(5,420)
Investments in affiliates			(9,996)
Net proceeds from sale of securities		6,236
Net proceeds from sale of vessels			5,178
Net cash provided by/(used in) investing activities	(8,250)	1,758	(9,379)
Cash flows from financing activities
Proceeds from long-term debt	325,852
Payments of long-term debt	(440,990)	(189,653)	(251,130)
Payments of accumulated accrued interest	(8,556)
Finance costs	(35,005)
Paid-in capital	10,000
Share issuance costs	(169)
Net cash used in financing activities	(148,868)	(189,653)	(251,130)
Net increase/(decrease) in cash, cash equivalents and restricted cash	7,568	(6,822)	1,458
Cash, cash equivalents and restricted cash, beginning of year	69,707	76,529	75,071
Cash, cash equivalents and restricted cash, end of year	77,275	69,707	76,529
Supplemental cash flow information
Cash paid for interest	$ 71,915	$ 74,643	69,180
Non-cash investing and financing activities
Acquisition of debt securities and equity investment			$ 24,627